UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number  811-09205
                                                     ------------

                      Advantage Advisers Xanthus Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               ------------

                   Date of reporting period: December 31, 2009
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                       [ADVANTAGE ADVISERS LOGO]

                               Advantage Advisers
                              Xanthus Fund, L.L.C.

                              Financial Statements
                           with Report of Independent
                       Registered Public Accounting Firm

                      For the Year Ended December 31, 2009

                    ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 2009

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ..................    1

Statement of Assets, Liabilities and Members' Capital ....................    2

Schedule of Portfolio Investments ........................................    3

Schedule of Securities Sold, Not Yet Purchased ...........................   10

Schedule of Swap Contracts ...............................................   16

Statement of Operations ..................................................   23

Statements of Changes in Members' Capital ................................   24

Notes to Financial Statements ............................................   25

Supplemental Information (Unaudited) .....................................   38

                              [ERNST & YOUNG LOGO]

                                             ERNST & YOUNG LLP
                                             5 Times Square
                                             New York, New York 10036-6530
                                             Tel: (212) 773 3000

                                             WWW.EY.COM

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Managers of
   Advantage Advisers Xanthus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Advantage Advisers Xanthus Fund, L.L.C. (the "Company"), including the schedules of portfolio investments, securities sold, not yet purchased and swap contracts, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Advantage Advisers Xanthus Fund, L.L.C. at December 31, 2009, the results of its operations for the year then ended, the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                             /s/ ERNST & YOUNG LLP

New York, New York
February 23, 2010

                                   A member firm of Ernst & Young Global Limited

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
ASSETS
Investments in securities, at market value (cost $826,524,956)                                                    $     983,356,391
Cash and cash equivalents (including restricted cash of $93,639,623, Euros of
   $314,212 with a cost of $326,072, and Hong Kong Dollars of $2,523,151 with a
   cost of $2,522,556)                                                                                                  132,312,307
Due from broker (including Hong Kong Dollars of $8,872 with a cost of $8,876)                                           230,099,942
Receivable for investment securities sold                                                                                29,709,373
Interest receivable                                                                                                         203,501
Dividends receivable                                                                                                        103,018
Other assets                                                                                                                178,131
                                                                                                                  -----------------
     TOTAL ASSETS                                                                                                     1,375,962,663
                                                                                                                  -----------------

LIABILITIES
Securities sold, not yet purchased, at market value (proceeds $385,681,104)                                             400,073,007
Withdrawals payable (see note 3)                                                                                         57,568,179
Payable for investment securities purchased                                                                              19,463,431
Accrued capital gain country tax (see note 2)                                                                             3,142,315
Due to broker (including Euros of $2,694,782 with a cost of $2,694,782, Japanese
   Yen of $5 with a cost of $5, and British Pound Sterling of $1 with a cost $1)                                          2,694,788
Dividends payable on securities sold, not yet purchased                                                                     465,315
Net unrealized loss on swap contracts                                                                                       120,954
Accounting and investor services fees payable                                                                               117,263
Accrued expenses                                                                                                            901,349
                                                                                                                  -----------------
   TOTAL LIABILITIES                                                                                                    484,546,601
                                                                                                                  -----------------

       NET ASSETS                                                                                                 $     891,416,062
                                                                                                                  =================

MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                                                         $     749,070,040
Net unrealized gain on investments, foreign currency, and swap transactions                                             142,346,022
                                                                                                                  -----------------
     MEMBERS' CAPITAL - NET ASSETS                                                                                $     891,416,062
                                                                                                                  =================

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
SHARES                                                                                                                  VALUE
-----------                                                                                                       -----------------
              INVESTMENT IN SECURITIES - 110.31%
              COMMON STOCK - 109.39%
              UNITED STATES - 78.68%
                 APPAREL MANUFACTURERS - 2.45%
    269,390         Polo Ralph Lauren Corp.                                                                       $      21,815,202
                                                                                                                  -----------------
                 APPLICATIONS SOFTWARE - 1.54%
    450,915         Microsoft Corp.                                                                                      13,748,398
                                                                                                                  -----------------
                 COMMERCIAL SERVICES - FINANCE - 9.70%
    121,783         Mastercard, Inc., Class A                                                               (a)          31,174,012
    801,125         Verisk Analytics, Inc.*                                                                              24,258,065
    354,930         Visa, Inc., Class A Shares                                                              (a)          31,042,178
                                                                                                                  -----------------
                                                                                                                         86,474,255
                                                                                                                  -----------------
                 COMPUTERS - 7.93%
    209,260         Apple, Inc.*                                                                            (a)          44,124,564
    515,700         Hewlett-Packard Co.                                                                                  26,563,707
                                                                                                                  -----------------
                                                                                                                         70,688,271
                                                                                                                  -----------------
                 COMPUTERS - INTEGRATED SYSTEMS - 0.89%
  1,040,061         Brocade Communications Systems, Inc.*                                                   (a)           7,935,665
                                                                                                                  -----------------
                 COMPUTERS - MEMORY DEVICES - 8.45%
    917,250         EMC Corp.*                                                                              (a)          16,024,357
    315,210         NetApp, Inc.*                                                                           (a)          10,840,072
  1,671,521         SanDisk Corp.*                                                                          (a)          48,457,394
                                                                                                                  -----------------
                                                                                                                         75,321,823
                                                                                                                  -----------------
                 DATA PROCESSING / MANAGEMENT - 1.25%
    471,075         Commvault Systems, Inc.*                                                                             11,159,767
                                                                                                                  -----------------
                 E-COMMERCE / SERVICES - 3.36%
    814,377         eBay, Inc.*                                                                             (a)          19,170,434
    420,546         Expedia, Inc.*                                                                                       10,812,238
                                                                                                                  -----------------
                                                                                                                         29,982,672
                                                                                                                  -----------------
                 ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.02%
    717,187         AVX Corp.                                                                               (a)           9,086,759
                                                                                                                  -----------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
SHARES                                                                                                                  VALUE
-----------                                                                                                       -----------------
              COMMON STOCK - (CONTINUED)
              UNITED STATES - (CONTINUED)
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 8.26%
  1,250,905         Applied Micro Circuits Corp.*                                                           (a)   $       9,344,260
    468,219         Broadcom Corp., Class A*                                                                (a)          14,725,488
    408,842         Monolithic Power Systems, Inc.*                                                                       9,799,943
    522,297         Nvidia Corp.*                                                                                         9,756,508
  1,752,664         PMC - Sierra, Inc.*                                                                                  15,178,070
    591,566         Xilinx, Inc.                                                                                         14,824,644
                                                                                                                  -----------------
                                                                                                                         73,628,913
                                                                                                                  -----------------
                 ENGINEERING / R&D SERVICES - 2.63%
    558,158         Mistras Group, Inc.*                                                                                  8,405,859
    523,333         Shaw Group, Inc.*                                                                                    15,045,824
                                                                                                                  -----------------
                                                                                                                         23,451,683
                                                                                                                  -----------------
                 ENTERPRISE SOFTWARE / SERVICES - 4.01%
    781,517         CA, Inc.                                                                                (a)          17,552,872
    258,547         Informatica Corp.*                                                                                    6,686,025
    490,265         Taleo Corp., Class A*                                                                                11,531,033
                                                                                                                  -----------------
                                                                                                                         35,769,930
                                                                                                                  -----------------
                 FINANCE - OTHER SERVICES - 1.56%
    123,436         IntercontinentalExchange, Inc.*                                                                      13,861,863
                                                                                                                  -----------------
                 INDUSTRIAL AUDIO & VIDEO PRODUCTION - 1.59%
    296,662         Dolby Laboratories, Inc., Class A*                                                      (a)          14,159,677
                                                                                                                  -----------------
                 INTERNET INFRASTRUCTURE SOFTWARE - 0.77%
    710,893         TIBCO Software, Inc.*                                                                                 6,845,900
                                                                                                                  -----------------
                 INTERNET SECURITY - 1.35%
    673,868         Symantec Corp.*                                                                                      12,055,499
                                                                                                                  -----------------
                 INVESTMENT MANAGEMENT / ADVISORY SERVICES - 2.75%
    232,833         Franklin Resources, Inc.                                                                (a)          24,528,957
                                                                                                                  -----------------
                 MEDICAL - BIOMEDICAL / GENETICS - 0.93%
    266,298         OSI Pharmaceuticals, Inc.*                                                                            8,263,227
                                                                                                                  -----------------
                 NETWORKING PRODUCTS - 3.41%
  1,268,395         Cisco Systems, Inc.*                                                                    (a)          30,365,376
                                                                                                                  -----------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
SHARES                                                                                                                  VALUE
-----------                                                                                                       -----------------
              COMMON STOCK - (CONTINUED)
              UNITED STATES - (CONTINUED)
                 POWER CONVERSION / SUPPLY EQUIPMENT - 1.25%
    470,720         Sunpower Corp., Class A*                                                                      $      11,146,650
                                                                                                                  -----------------
                 RETAIL - DISCOUNT - 1.60%
    295,820         Dollar Tree, Inc.*                                                                      (a)          14,288,106
                                                                                                                  -----------------
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 5.29%
    533,383         Analog Devices, Inc.                                                                    (a)          16,844,235
    991,093         Linear Technology Corp.                                                                 (a)          30,267,980
                                                                                                                  -----------------
                                                                                                                         47,112,215
                                                                                                                  -----------------
                 TRANSPORT - SERVICES - 0.79%
    558,158         Echo Global Logistics, Inc.*                                                                          7,083,025
                                                                                                                  -----------------
                 WEB HOSTING / DESIGN - 3.34%
    140,071         Equinix, Inc.*                                                                                       14,868,537
    716,096         Rackspace Hosting, Inc.*                                                                             14,930,601
                                                                                                                  -----------------
                                                                                                                         29,799,138
                                                                                                                  -----------------
                 WIRELESS EQUIPMENT - 2.56%
    529,069         American Tower Corp., Class A*                                                          (a)          22,861,072
                                                                                                                  -----------------
              TOTAL UNITED STATES (COST $589,179,495)                                                             $     701,434,043
                                                                                                                  -----------------
              BERMUDA - 3.05%
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 3.05%
  1,311,618         Marvell Technology Group, Ltd.*                                                                      27,216,073
                                                                                                                  -----------------
              TOTAL BERMUDA (COST $21,359,629)                                                                    $      27,216,073
                                                                                                                  -----------------
              CANADA - 4.26%
                 COMPUTERS - 2.36%
    311,100         Research in Motion, Ltd.*                                                               (a)          21,011,694
                                                                                                                  -----------------
                 ENTERPRISE SOFTWARE / SERVICES - 1.56%
    341,337         Open Text Corp.*                                                                                     13,875,349
                                                                                                                  -----------------
                 OIL COMPANIES - INTEGRATED - 0.34%
     86,360         Suncor Energy, Inc.                                                                                   3,049,372
                                                                                                                  -----------------
              TOTAL CANADA (COST $34,935,281)                                                                     $      37,936,415
                                                                                                                  -----------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
SHARES                                                                                                                  VALUE
-----------                                                                                                       -----------------
              COMMON STOCK - (CONTINUED)
              CHINA - 8.09%
                 INDUSTRIAL GASES - 0.91%
  7,881,674         Yingde Gases Group Co.*                                                                       $       8,121,516
                                                                                                                  -----------------
                 INSTRUMENTS - CONTROLS - 1.21%
 13,209,151         China Automation Group, Ltd.                                                                         10,851,411
                                                                                                                  -----------------
                 INSURANCE BROKERS - 1.70%
    754,012         CNinsure, Inc. - Sponsored ADR                                                          (a)          15,140,561
                                                                                                                  -----------------
                 REAL ESTATE MANAGEMENT / SERVICES - 1.34%
    659,062         E-House China Holdings, Ltd. - Sponsored ADS                                                         11,942,203
                                                                                                                  -----------------
                 REAL ESTATE OPERATIONS / DEVELOPMENT - 1.05%
  8,274,211         Longfor Properties Co., Ltd.*                                                                         9,336,982
                                                                                                                  -----------------
                 RETAIL - REGIONAL DEPARTMENT STORES - 1.37%
  5,968,303         Golden Eagle Retail Group, Ltd.                                                                      12,192,083
                                                                                                                  -----------------
                 RETAIL - RESTAURANTS - 0.51%
  5,309,037         Ajisen China Holdings, Ltd.                                                                           4,546,275
                                                                                                                  -----------------
              TOTAL CHINA (COST $69,163,736)                                                                      $      72,131,031
                                                                                                                  -----------------
              FRANCE - 1.48%
                 BATTERIES / BATTERY SYSTEMS - 1.48%
    271,700         Saft Groupe SA                                                                                       13,160,294
                                                                                                                  -----------------
              TOTAL FRANCE (COST $13,173,183)                                                                     $      13,160,294
                                                                                                                  -----------------
              HONG KONG - 9.08%
                 AGRICULTURAL OPERATIONS - 0.73%
  6,811,005         China Green Holdings, Ltd.                                                                            6,473,670
                                                                                                                  -----------------
                 ALTERNATIVE WASTE TECHNOLOGY - 1.89%
 32,678,633         China Everbright International, Ltd.                                                                 16,857,600
                                                                                                                  -----------------
                 AUTOMOBILE / TRUCK PARTS & EQUIPMENT - REPLACEMENT - 0.81%
  7,983,457         Xinyi Glass Holdings Co., Ltd.                                                                        7,237,993
                                                                                                                  -----------------
                 DIVERSIFIED OPERATIONS - 2.51%
 15,490,379         Guangdong Investment, Ltd.                                                                            9,049,657

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
SHARES                                                                                                                  VALUE
-----------                                                                                                       -----------------
              COMMON STOCK - (CONTINUED)
              HONG KONG - (CONTINUED)
                 DIVERSIFIED OPERATIONS (CONTINUED)
  2,609,338         Shanghai Industrial Holdings, Ltd.                                                            $      13,342,751
                                                                                                                  -----------------
                                                                                                                         22,392,408
                                                                                                                  -----------------
                 ELECTRONIC MEASURING INSTRUMENTS - 0.41%
  3,497,060         Wasion Group Holdings, Ltd.                                                                           3,657,597
                                                                                                                  -----------------
                 GAS - DISTRIBUTION - 0.79%
    971,856         Beijing Enterprises Holding, Ltd.                                                                     7,050,117
                                                                                                                  -----------------
                 RETAIL - APPAREL / SHOES - 1.94%
 42,054,637         Trinity, Ltd.                                                                                        17,301,208
                                                                                                                  -----------------
              TOTAL HONG KONG (COST $58,449,748)                                                                  $      80,970,593
                                                                                                                  -----------------
              ISRAEL - 0.98%
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.98%
    461,450         Mellanox Technologies, Ltd.*                                                            (a)           8,702,947
                                                                                                                  -----------------
              TOTAL ISRAEL (COST $7,172,387)                                                                      $       8,702,947
                                                                                                                  -----------------
              NETHERLANDS - 0.57%
                 SEMICONDUCTOR EQUIPMENT - 0.57%
    149,281         ASML Holding NV                                                                                       5,088,989
                                                                                                                  -----------------
              TOTAL NETHERLANDS (COST $4,558,604)                                                                 $       5,088,989
                                                                                                                  -----------------
              UNITED KINGDOM - 3.20%
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 3.20%
  3,332,711         ARM Holdings, PLC - Sponsored ADR                                                       (a)          28,528,006
                                                                                                                  -----------------
              TOTAL UNITED KINGDOM (COST $20,332,844)                                                             $      28,528,006
                                                                                                                  -----------------
              TOTAL COMMON STOCK (COST $818,324,907)                                                              $     975,168,391
                                                                                                                  -----------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
CONTRACTS                                                                                                               VALUE
-----------                                                                                                       -----------------
              PURCHASED OPTIONS - 0.92%
              PUT OPTIONS - 0.92%
              UNITED STATES - 0.92%
                 REGISTERED INVESTMENT COMPANY - 0.92%
     46,000         Powershares, 06/19/2010, $43.00                                                               $       8,188,000
                                                                                                                  -----------------
              TOTAL PUT OPTIONS (COST $8,200,049)                                                                 $       8,188,000
                                                                                                                  -----------------
              TOTAL PURCHASED OPTIONS (COST $8,200,049)                                                           $       8,188,000
                                                                                                                  -----------------
              TOTAL INVESTMENTS IN SECURITIES (COST $826,524,956) - 110.31%                                       $     983,356,391
                                                                                                                  -----------------
              OTHER LIABILITIES IN EXCESS OF ASSETS - (10.31%)**                                                        (91,940,329)
                                                                                                                  -----------------
              NET ASSETS - 100.00%                                                                                $     891,416,062
                                                                                                                  =================

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and certain options.

*     Non-income producing security.

** Includes $129,474,944 invested in a PNC Bank Money Market Account, which is 14.52% of net assets and foreign currency with a U.S. Dollar value of $2,837,363 held in custody at PFPC Trust Company, which is 0.32% of net assets.

ADR   American Depository Receipt
ADS   American Depository Share

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------

                                            DECEMBER 31, 2009
                                               PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY       NET ASSETS (%)
---------------------------------------     ------------------
Agricultural Operations                           0.73
Alternative Waste Technology                      1.89
Apparel Manufacturers                             2.45
Applications Software                             1.54
Automobile / Truck Parts & Equipment -
   Replacement                                    0.81
Batteries / Battery Systems                       1.48
Commercial Services - Finance                     9.70
Computers                                        10.29
Computers - Integrated Systems                    0.89
Computers - Memory Devices                        8.45
Data Processing / Management                      1.25
Diversified Operations                            2.51
E-Commerce / Services                             3.36
Electronic Components - Miscellaneous             1.02
Electronic Components - Semiconductors           12.44
Electronic Measuring Instruments                  0.41
Engineering / R&D Services                        2.63
Enterprise Software / Services                    5.57
Finance - Other Services                          1.56
Gas - Distribution                                0.79
Industrial Audio & Video Production               1.59

                                            DECEMBER 31, 2009
                                               PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY       NET ASSETS (%)
---------------------------------------     ------------------
Industrial Gases                                  0.91
Instruments - Controls                            1.21
Insurance Brokers                                 1.70
Internet Infrastructure Software                  0.77
Internet Security                                 1.35
Investment Management / Advisory Services         2.75
Medical - Biomedical / Genetics                   0.93
Networking Products                               3.41
Oil Companies - Integrated                        0.34
Power Conversion / Supply Equipment               1.25
Real Estate Management / Services                 1.34
Real Estate Operations / Development              1.05
Registered Investment Company                     0.92
Retail - Apparel / Shoes                          1.94
Retail - Discount                                 1.60
Retail - Regional Department Stores               1.37
Retail - Restaurants                              0.51
Semiconductor Components -
   Integrated Circuits                            8.34
Semiconductor Equipment                           0.57
Transport - Services                              0.79
Web Hosting / Design                              3.34
Wireless Equipment                                2.56
                                                ------
TOTAL INVESTMENTS IN SECURITIES                 110.31%
                                                ======

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
SHARES                                                                                                                  VALUE
-----------                                                                                                       -----------------
              SECURITIES SOLD, NOT YET PURCHASED - 44.88%
              COMMON STOCK - 44.88%
              UNITED STATES - 16.83%
                 CABLE / SATELLITE TELEVISION - 0.70%
    390,515         Comcast Corp., Class A                                                                        $       6,252,145
                                                                                                                  -----------------
                 COMMERCIAL BANKS - SOUTHERN U.S. - 0.76%
    269,110         BB&T Corp.                                                                                            6,827,321
                                                                                                                  -----------------
                 COMMERCIAL BANKS - WESTERN U.S. - 0.38%
    444,960         Cathay General Bancorp                                                                                3,359,448
                                                                                                                  -----------------
                 COMPUTERS - MEMORY DEVICES - 0.54%
    109,027         Western Digital Corp.                                                                                 4,813,542
                                                                                                                  -----------------
                 ELECTRIC - INTEGRATED - 2.42%
    322,211         Consolidated Edison, Inc.                                                                            14,638,046
    210,000         Southern Co.                                                                                          6,997,200
                                                                                                                  -----------------
                                                                                                                         21,635,246
                                                                                                                  -----------------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.31%
    585,670         Fairchild Semiconductor International, Inc.                                                           5,850,843
    564,736         Intel Corp.                                                                                          11,520,614
    122,976         Texas Instruments, Inc.                                                                               3,204,755
                                                                                                                  -----------------
                                                                                                                         20,576,212
                                                                                                                  -----------------
                 FINANCE - OTHER SERVICES - 0.89%
    312,374         NYSE Euronext                                                                                         7,903,062
                                                                                                                  -----------------
                 MEDICAL INSTRUMENTS - 1.11%
    310,103         NuVasive, Inc.                                                                                        9,917,094
                                                                                                                  -----------------
                 MULTI-MEDIA - 0.71%
    204,810         Meredith Corp.                                                                                        6,318,388
                                                                                                                  -----------------
                 NETWORKING PRODUCTS - 0.08%
     20,629         Atheros Communications, Inc.                                                                            706,337
                                                                                                                  -----------------
                 PRINTING - COMMERCIAL - 0.22%
    105,062         Valassis Communications, Inc.                                                                         1,918,432
                                                                                                                  -----------------
                 RECREATIONAL CENTERS - 0.56%
    198,498         Life Time Fitness, Inc.                                                                               4,948,555
                                                                                                                  -----------------
                 REITS - APARTMENTS - 4.23%
    197,636         AvalonBay Communities, Inc.                                                                          16,227,892

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
SHARES                                                                                                                  VALUE
-----------                                                                                                       -----------------
              COMMON STOCK - (CONTINUED)
              UNITED STATES - (CONTINUED)
                 REITS - APARTMENTS (CONTINUED)
     87,027         Camden Property Trust                                                                         $       3,687,334
    153,100         Essex Property Trust, Inc.                                                                           12,806,815
    255,440         Post Properties, Inc.                                                                                 5,006,624
                                                                                                                  -----------------
                                                                                                                         37,728,665
                                                                                                                  -----------------
                 REITS - WAREHOUSE / INDUSTRIAL - 0.61%
    213,864         AMB Property Corp.                                                                                    5,464,225
                                                                                                                  -----------------
                 RENTAL AUTO / EQUIPMENT - 0.56%
    281,670         Rent-A-Center, Inc.                                                                                   4,991,192
                                                                                                                  -----------------
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.56%
    464,658         Sigma Designs, Inc.                                                                                   4,971,841
                                                                                                                  -----------------
                 TELECOMMUNICATION EQUIPMENT - 0.19%
    145,692         Arris Group, Inc.                                                                                     1,665,260
                                                                                                                  -----------------
              TOTAL UNITED STATES (PROCEEDS $144,932,755)                                                         $     149,996,965
                                                                                                                  -----------------
              CAYMAN ISLANDS - 1.52%
                 COMPUTERS - MEMORY DEVICES - 0.80%
    394,001         Seagate Technology                                                                                    7,166,878
                                                                                                                  -----------------
                 ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.72%
    208,554         Garmin, Ltd.                                                                                          6,402,608
                                                                                                                  -----------------
              TOTAL CAYMAN ISLANDS (PROCEEDS $10,627,393)                                                         $      13,569,486
                                                                                                                  -----------------
              CHINA - 4.98%
                 BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.34%
  1,462,415         China National Building Material Co., Ltd., Class H                                                   3,028,922
                                                                                                                  -----------------
                 ELECTRIC - GENERATION - 1.10%
  8,716,482         Datang International Power Generation Co., Ltd., Class H                                              3,765,806
 10,639,831         Huaneng Power International, Inc., Class H                                                            6,023,808
                                                                                                                  -----------------
                                                                                                                          9,789,614
                                                                                                                  -----------------
                 INTERNET CONTENT - INFORMATION / NETWORK - 1.87%
     40,569         Baidu.com, Inc. - Sponsored ADR                                                                      16,683,190
                                                                                                                  -----------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
SHARES                                                                                                                  VALUE
-----------                                                                                                       -----------------
              COMMON STOCK - (CONTINUED)
              CHINA - (CONTINUED)
                 MULTI-LINE INSURANCE - 0.75%
    768,113         Ping An Insurance Group Co. of China, Ltd., Class H                                           $       6,736,059
                                                                                                                  -----------------
                 PROPERTY / CASUALTY INSURANCE - 0.20%
  1,931,244         PICC Property & Casualty Co., Ltd., Class H                                                           1,743,440
                                                                                                                  -----------------
                 REAL ESTATE OPERATIONS / DEVELOPMENT - 0.69%
  3,466,979         Guangzhou R&F Properties Co., Ltd., Class H                                                           6,125,529
                                                                                                                  -----------------
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.03%
     77,100         Semiconductor Manufacturing, Inc. - Sponsored ADR                                                       249,804
                                                                                                                  -----------------
              TOTAL CHINA (PROCEEDS $46,673,972)                                                                  $      44,356,558
                                                                                                                  -----------------
              FINLAND - 1.47%
                 WIRELESS EQUIPMENT - 1.47%
  1,018,503         Nokia Corp. - Sponsored ADR                                                                          13,087,764
                                                                                                                  -----------------
              TOTAL FINLAND (COST $14,405,174)                                                                    $      13,087,764
                                                                                                                  -----------------
              GERMANY - 0.52%
                 AUTO - CARS / LIGHT TRUCKS - 0.13%
     25,843         Bayerische Motoren Werke AG                                                                           1,179,081
                                                                                                                  -----------------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.39%
    159,228         Solarworld AG                                                                                         3,502,153
                                                                                                                  -----------------
              TOTAL GERMANY (PROCEEDS $4,564,753)                                                                 $       4,681,234
                                                                                                                  -----------------
              HONG KONG - 3.29%
                 CELLULAR TELECOMMUNICATIONS - 1.34%
    829,135         China Mobile, Ltd.                                                                                    7,789,806
    318,310         China Unicom Hong Kong, Ltd. - Sponsored ADR                                                          4,173,044
                                                                                                                  -----------------
                                                                                                                         11,962,850
                                                                                                                  -----------------
                 REAL ESTATE OPERATIONS / DEVELOPMENT - 1.95%
  2,156,741         Hysan Development Co, Ltd.                                                                            6,133,078

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
SHARES                                                                                                                  VALUE
-----------                                                                                                       -----------------
              COMMON STOCK - (CONTINUED)
              HONG KONG - (CONTINUED)
                 REAL ESTATE OPERATIONS / DEVELOPMENT (CONTINUED)
    751,456         Sun Hung Kai Properties, Ltd.                                                                 $      11,270,810
                                                                                                                  -----------------
                                                                                                                         17,403,888
                                                                                                                  -----------------
              TOTAL HONG KONG (PROCEEDS $29,077,295)                                                              $      29,366,738
                                                                                                                  -----------------
              JAPAN - 9.16%
                 AIRLINES - 0.43%
    939,327         All Nippon Airways Co., Ltd.                                                                          2,542,743
  1,768,167         Japan Airlines Corp.                                                                                  1,272,575
                                                                                                                  -----------------
                                                                                                                          3,815,318
                                                                                                                  -----------------
                 AUDIO / VIDEO PRODUCTS - 1.90%
    438,812         Panasonic Corp.                                                                                       6,245,677
    228,674         Sharp Corp.                                                                                           2,866,638
    270,157         Sony Corp. - Sponsored ADR                                                                            7,834,553
                                                                                                                  -----------------
                                                                                                                         16,946,868
                                                                                                                  -----------------
                 AUTO - CARS / LIGHT TRUCKS - 0.46%
  2,960,670         Mitsubishi Motors Corp.                                                                               4,070,850
                                                                                                                  -----------------
                 COMPUTERS - MEMORY DEVICES - 0.73%
    107,594         TDK Corp.                                                                                             6,530,127
                                                                                                                  -----------------
                 ELECTRIC PRODUCTS - MISCELLANEOUS - 0.09%
     16,200         Funai Electric Co., Ltd.                                                                                810,935
                                                                                                                  -----------------
                 ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.05%
    162,400         Murata Manufacturing Co., Ltd.                                                                        8,024,704
  2,065,145         NEC Corp.                                                                                             5,301,925
    367,000         Nippon Electric Glass Co., Ltd.                                                                       5,010,681
                                                                                                                  -----------------
                                                                                                                         18,337,310
                                                                                                                  -----------------
                 ELECTRONIC CONNECTORS - 0.46%
     39,700         Hirose Electric Co., Ltd.                                                                             4,140,901
                                                                                                                  -----------------
                 ELECTRONIC MEASURING INSTRUMENTS - 0.43%
    146,964         Advantest Corp.                                                                                       3,796,743
                                                                                                                  -----------------
                 OFFICE AUTOMATION & EQUIPMENT - 0.97%
    610,060         Ricoh Co., Ltd.                                                                                       8,610,990
                                                                                                                  -----------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
SHARES                                                                                                                  VALUE
-----------                                                                                                       -----------------
              COMMON STOCK - (CONTINUED)
              JAPAN - (CONTINUED)
                 PHOTO EQUIPMENT & SUPPLIES - 0.17%
     46,139         Olympus Corp.                                                                                 $       1,476,963
                                                                                                                  -----------------
                 PRINTING - COMMERCIAL - 0.50%
    352,835         Dai Nippon Printing Co., Ltd.                                                                         4,476,171
                                                                                                                  -----------------
                 TOYS - 0.35%
    330,668         Namco Bandai Holdings, Inc.                                                                           3,154,208
                                                                                                                  -----------------
                 WEB PORTALS / ISP - 0.62%
     18,452         Yahoo! Japan Corp.                                                                                    5,518,205
                                                                                                                  -----------------
              TOTAL JAPAN (PROCEEDS $79,061,200)                                                                  $      81,685,589
                                                                                                                  -----------------
              SOUTH KOREA - 1.26%
                 ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.26%
    665,714         LG Display Company, Ltd. - Sponsored ADR                                                             11,270,538
                                                                                                                  -----------------
              TOTAL SOUTH KOREA (PROCEEDS $9,661,923)                                                             $      11,270,538
                                                                                                                  -----------------
              SWEDEN - 0.47%
                 WIRELESS EQUIPMENT - 0.47%
    453,521         Telefonaktiebolaget LM Ericsson - Sponsored ADR                                                       4,167,858
                                                                                                                  -----------------
              TOTAL SWEDEN (COST $4,444,207)                                                                      $       4,167,858
                                                                                                                  -----------------
              SWITZERLAND - 2.45%
                 COMPUTERS - PERIPHERAL EQUIPMENT - 1.53%
    797,252         Logitech International SA                                                                            13,633,009
                                                                                                                  -----------------
                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.92%
    887,774         STMicroelectronics NV                                                                                 8,229,665
                                                                                                                  -----------------
              TOTAL SWITZERLAND (PROCEEDS $20,154,953)                                                            $      21,862,674
                                                                                                                  -----------------
              TAIWAN - 2.02%
                 ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.14%
    845,875         AU Optronics Corp. - Sponsored ADR                                                                   10,142,041
                                                                                                                  -----------------
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.88%
    162,210         Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR                                          1,855,683

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
SHARES                                                                                                                  VALUE
-----------                                                                                                       -----------------
              COMMON STOCK - (CONTINUED)
              TAIWAN - (CONTINUED)
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (CONTINUED)
    720,937         Siliconware Precision Industries Co. - Sponsored ADR                                          $       5,053,768
    227,182         United Microelectronics Corp. - Sponsored ADR                                                           881,466
                                                                                                                  -----------------
                                                                                                                          7,790,917
                                                                                                                  -----------------
              TOTAL TAIWAN (PROCEEDS $15,648,082)                                                                 $      17,932,958
                                                                                                                  -----------------
              UNITED KINGDOM - 0.91%
                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.91%
  1,225,277         CSR, PLC                                                                                              8,094,645
                                                                                                                  -----------------
              TOTAL UNITED KINGDOM (PROCEEDS $6,429,397)                                                          $       8,094,645
                                                                                                                  -----------------
              TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $385,681,104)                                    $     400,073,007
                                                                                                                  =================

                                                DECEMBER 31, 2009
SECURITIES SOLD, NOT YET PURCHASED                PERCENTAGE OF
BY INDUSTRY                                       NET ASSETS (%)
-------------------------------------------     -----------------
Airlines                                               0.43
Audio / Video Products                                 1.90
Auto - Cars / Light Trucks                             0.59
Building & Construction Products -
   Miscellaneous                                       0.34
Cable / Satellite Television                           0.70
Cellular Telecommunications                            1.34
Commercial Banks - Southern U.S.                       0.76
Commercial Banks - Western U.S.                        0.38
Computers - Memory Devices                             2.07
Computers - Peripheral Equipment                       1.53
Electric - Generation                                  1.10
Electric - Integrated                                  2.42
Electric Products - Miscellaneous                      0.09
Electronic Components - Miscellaneous                  5.17
Electronic Components - Semiconductors                 3.62
Electronic Connectors                                  0.46
Electronic Measuring Instruments                       0.43
Finance - Other Services                               0.89
Internet Content - Information / Network               1.87

                                                DECEMBER 31, 2009
SECURITIES SOLD, NOT YET PURCHASED -              PERCENTAGE OF
BY INDUSTRY                                       NET ASSETS (%)
-------------------------------------------     -----------------
Medical Instruments                                    1.11
Multi-Line Insurance                                   0.75
Multi-Media                                            0.71
Networking Products                                    0.08
Office Automation & Equipment                          0.97
Photo Equipment & Supplies                             0.17
Printing - Commercial                                  0.72
Property / Casualty Insurance                          0.20
Real Estate Operations / Development                   2.64
Recreational Centers                                   0.56
REITS - Apartments                                     4.23
REITS - Warehouse / Industrial                         0.61
Rental Auto / Equipment                                0.56
Semiconductor Components -
   Integrated Circuits                                 2.38
Telecommunication Equipment                            0.19
Toys                                                   0.35
Web Portals / ISP                                      0.62
Wireless Equipment                                     1.94
                                                      -----
TOTAL SECURITIES SOLD, NOT YET PURCHASED              44.88%
                                                      =====

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS
--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
 NOTIONAL      MATURITY                                                                                               UNREALIZED
  AMOUNT         DATE                                                                                                GAIN/(LOSS)
-----------   ----------                                                                                          -----------------
              SWAP CONTRACTS - (0.01%)
              TOTAL RETURN SWAP CONTRACTS - LONG - (0.05%)
              E-COMMERCE / SERVICES - (0.01%)
$22,178,728   12/21/2010   Rakuten, Inc.                                                                          $         (97,375)
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 04/14/2009 to receive the total return of the shares of Rakuten, Inc. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.50%.
              ELETRONIC COMPONENTS - SEMICONDUCTORS - 0.06%
 23,453,629    4/26/2011   Samsung Electronics Co., Ltd.                                                                    466,766
                           Agreement with Morgan Stanley, dated 01/12/2007 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 1.25%.
  2,530,183   12/29/2011   Samsung Electronics Co., Ltd.                                                                     50,567
                           Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.75%.
                                                                                                                  -----------------
                                                                                                                            517,333
                                                                                                                  -----------------
              ENTERPRISE SOFTWARE / SERVICES - (0.05%)
 24,736,880     6/2/2011   Oracle Corp.                                                                                    (428,308)
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 06/25/2009 to receive the total return of the shares of Oracle Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.
              WATER TREATMENT SYSTEMS - (0.05%)
 10,979,523   12/21/2010   Kurita Water Industries, Ltd.                                                                   (423,796)
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 05/01/2009 to receive the total return of the shares of Kurita Water Industries, Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.50%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
 NOTIONAL      MATURITY                                                                                               UNREALIZED
  AMOUNT         DATE                                                                                                GAIN/(LOSS)
-----------   ----------                                                                                          -----------------
              SWAP CONTRACTS - (CONTINUED)
              TOTAL RETURN SWAP CONTRACTS - LONG - (CONTINUED)
              WEB PORTALS / ISP - (0.00%)
$50,900,314     6/2/2011   Google, Inc.                                                                           $        (241,625)
                           Agreement with Morgan Stanley, dated 08/04/2009 to receive the total return of the shares of Google, Inc. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.
 26,187,150    4/26/2011   NHN Corp.                                                                                        257,717
                           Agreement with Morgan Stanley, dated 06/30/2006 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 1.25%.
                                                                                                                  -----------------
                                                                                                                             16,092
                                                                                                                  -----------------
              WIRELESS EQUIPMENT - 0.00%
 40,567,059     6/2/2011   QUALCOMM, Inc.                                                                                    (3,930)
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 05/27/2009 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.47%.
                                                                                                                  -----------------
              TOTAL LONG SWAP CONTRACTS                                                                           $        (419,984)
                                                                                                                  =================

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
 NOTIONAL      MATURITY                                                                                               UNREALIZED
  AMOUNT         DATE                                                                                                GAIN/(LOSS)
-----------   ----------                                                                                          -----------------
              SWAP CONTRACTS - (CONTINUED)
              TOTAL RETURN SWAP CONTRACTS - SHORT - 0.04%
              AUDIO / VIDEO PRODUCTS - 0.05%.
$ 6,079,038   12/21/2010   Pioneer Corp.                                                                          $         432,844
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Pioneer Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 5.50%.
              AUTO - CARS / LIGHT TRUCKS - 0.01%
  4,021,969   10/25/2010   Volvo AB, Class B                                                                                 64,115
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 04/24/2009 to deliver the total return of the shares of Volvo AB, Class B in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.50%.
              CAPACITORS - 0.03%
  5,761,968   12/21/2010   Taiyo Yuden Co., Ltd.                                                                            235,670
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.95%.
              CIRCUIT BOARDS - (0.01%)
  4,274,172    1/21/2011   Nan Ya Printed Circuit Board Corp.                                                               (64,418)
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 11/03/2009 to deliver the total return of the shares of Nan Ya Printed Circuit Board Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 9.00%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
 NOTIONAL      MATURITY                                                                                               UNREALIZED
  AMOUNT         DATE                                                                                                GAIN/(LOSS)
-----------   ----------                                                                                          -----------------
              SWAP CONTRACTS - (CONTINUED)
              TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
              COMPUTERS - (0.02%)
$ 5,994,891    1/21/2011   Foxconn Technology Co., Ltd.                                                           $        (211,992)
                           Agreement with Morgan Stanley, dated 05/21/2009 to deliver the total return of the shares of Foxconn Technology Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 5.40%.
  1,309,610    1/21/2011   Quanta Computer, Inc.                                                                              3,102
                           Agreement with Morgan Stanley, dated 06/18/2009 to deliver the total return of the shares of Quanta Computer, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 6.50%.
                                                                                                                  -----------------
                                                                                                                           (208,890)
                                                                                                                  -----------------
              ELECTRIC - INTEGRATED - (0.00%)
  3,695,644    4/26/2011   Korea Electric Power Corp.                                                                        12,815
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 02/21/2008 to deliver the total return of the shares of Korea Electric Power Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.00%.
              ELECTRIC PRODUCTS - MISCELLANEOUS - 0.03%
  7,297,533   12/21/2010   Casio Computer Co., Ltd.                                                                         246,187
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 1.61%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
 NOTIONAL      MATURITY                                                                                               UNREALIZED
  AMOUNT         DATE                                                                                                GAIN/(LOSS)
-----------   ----------                                                                                          -----------------
              SWAP CONTRACTS - (CONTINUED)
              TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
              ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.00%)
$ 5,714,430   12/21/2010   Alps Electric Co., Ltd.                                                                $         187,987
                           Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Alps Electric Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.
 4,907,046     1/21/2011   Chi Mei Optoelectronics Corp.                                                                   (230,955)
                           Agreement with Morgan Stanley, dated 09/10/2009 to deliver the total return of the shares of Chi Mei Optoelectronics Corp. in exchange for an amount to be received monthly equal to the one month LIBO rate less 2.50%.
                                                                                                                  -----------------
                                                                                                                            (42,968)
                                                                                                                  -----------------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.03%)
 9,696,745    12/21/2010   Elpida Memory, Inc.                                                                               (3,608)
                           Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Elpida Memory, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.
 6,161,587    12/21/2010   Shinko Electric Industries Co., Ltd.                                                             246,221
                           Agreement with Morgan Stanley, dated 10/29/2009 to deliver the total return of the shares of Shinko Electric Industries Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.
10,760,156     4/26/2011   Hynix Semiconductor, Inc.                                                                       (522,271)
                           Agreement with Morgan Stanley, dated 10/26/2006 to deliver the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 4.50%.
                                                                                                                  -----------------
                                                                                                                           (279,658)
                                                                                                                  -----------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
 NOTIONAL      MATURITY                                                                                               UNREALIZED
  AMOUNT         DATE                                                                                                GAIN/(LOSS)
-----------   ----------                                                                                          -----------------
              SWAP CONTRACTS - (CONTINUED)
              TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
              ENTERTAINMENT SOFTWARE - 0.02%
$ 6,831,291   12/21/2010   Konami Corp.                                                                           $         207,427
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Konami Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.
              METAL PROCESSORS & FABRICATION - (0.02%)
  5,073,431    1/21/2011   Catcher Technology Co., Ltd.                                                                    (152,862)
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 6.63%.
              OFFICE AUTOMATION & EQUIPMENT - 0.01%
  8,293,517   12/21/2010   Seiko Epson Co.                                                                                   96,309
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Seiko Epson Co. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.40%.
              POWER CONVERSION / SUPPLY EQUIPMENT - (0.02%)
  5,101,095     1/3/2012   Vestas Wind Systems AS                                                                          (146,352)
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 12/28/2009 to deliver the total return of the shares of Vestas Wind Systems AS in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.50%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                                                  DECEMBER 31, 2009
  NOTIONAL     MATURITY                                                                                               UNREALIZED
   AMOUNT        DATE                                                                                                GAIN/(LOSS)
-----------   ----------                                                                                          -----------------
              SWAP CONTRACTS - (CONTINUED)

              TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)

              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.01%)

$ 7,029,256    1/21/2011   Realtek Semiconductor Co.                                                              $        (101,189)
                                                                                                                  -----------------
                           Agreement with Morgan Stanley, dated 09/11/2009 to deliver the total return of the shares of Realtek Semiconductor Co. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 4.02%.
                                                                                                                  -----------------
              TOTAL SHORT SWAP CONTRACTS                                                                          $         299,030
                                                                                                                  =================

                                                               DECEMBER 31, 2009
                                                                 PERCENTAGE OF
SWAP CONTRACTS - BY INDUSTRY                                     NET ASSETS (%)
--------------------------------------                         -----------------
Audio / Video Products                                                0.05
Auto - Cars / Light Trucks                                            0.01
Capacitors                                                            0.03
Circuit Boards                                                       (0.01)
Computers                                                            (0.02)
E-Commerce / Services                                                (0.01)
Electric Products - Miscellaneous                                     0.03
Electric - Integrated                                                 0.00
Electronic Components - Miscellaneous                                 0.00
Electronic Components - Semiconductors                                0.03

                                                               DECEMBER 31, 2009
                                                                 PERCENTAGE OF
SWAP CONTRACTS - BY INDUSTRY                                     NET ASSETS (%)
--------------------------------------                         -----------------
Enterprise Software / Services                                       (0.05)
Entertainment Software                                                0.02
Metal Processors & Fabrication                                       (0.02)
Office Automation & Equipment                                         0.01
Power Conversion / Supply Equipment                                  (0.02)
Semiconductor Components -
   Integrated Circuits                                               (0.01)
Water Treatment Systems                                              (0.05)
Web Portals / ISP                                                     0.00
Wireless Equipment                                                    0.00
                                                                     -----
TOTAL SWAP CONTRACTS                                                 (0.01%)
                                                                     =====

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                                      YEAR ENDED
                                                                                                                  DECEMBER 31, 2009
INVESTMENT INCOME
   Dividends (net of withholding taxes of $37,930)                                                                $       5,935,794
   Interest                                                                                                               2,061,267
                                                                                                                  -----------------
     TOTAL INVESTMENT INCOME                                                                                              7,997,061
                                                                                                                  -----------------

EXPENSES
   Dividends on securities sold, not yet purchased                                                                        8,133,423
   Administration fees                                                                                                    7,386,940
   Prime broker fees                                                                                                      5,643,935
   Accounting and investor services fees                                                                                    636,707
   Custodian fees                                                                                                           367,873
   Country tax                                                                                                              250,832
   Audit and tax fees                                                                                                       236,600
   Insurance expense                                                                                                        199,207
   Interest expense                                                                                                         149,886
   Legal fees                                                                                                                79,325
   Printing expense                                                                                                          62,998
   Board of Managers' fees and expenses                                                                                      44,750
   Registration expense                                                                                                      20,931
   Miscellaneous                                                                                                            163,482
                                                                                                                  -----------------
     TOTAL OPERATING EXPENSES                                                                                            23,376,889
                                                                                                                  -----------------
     NET INVESTMENT LOSS                                                                                                (15,379,828)
                                                                                                                  -----------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENT ACTIVITIES, FOREIGN CURRENCY
   TRANSACTIONS AND SWAP CONTRACTS
   Net realized gain on investments in securities                                                                        79,512,311
   Net realized loss on purchased options                                                                               (20,646,129)
   Net realized loss on securities sold, not yet purchased                                                              (41,607,167)
   Net realized loss on foreign currency transactions                                                                    (1,071,824)
   Net realized gain on swap contracts                                                                                   14,378,424
                                                                                                                  -----------------

NET REALIZED GAIN ON INVESTMENT ACTIVITIES, FOREIGN CURRENCY TRANSACTION AND SWAP
   CONTRACTS                                                                                                             30,565,615

NET CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENT ACTIVITIES AND FOREIGN CURRENCY
   TRANSACTIONS*                                                                                                        195,824,936
NET CHANGE IN UNREALIZED GAIN/(LOSS) ON SWAP CONTRACTS                                                                      884,476
                                                                                                                  -----------------

   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENT ACTIVITIES, FOREIGN
     CURRENCY TRANSACTIONS AND SWAP CONTRACTS                                                                           227,275,027
                                                                                                                  -----------------

   NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                                                     $     211,895,199
                                                                                                                  =================

* Net of decrease in deferred capital gain country tax accrual on unrealized gain/(loss) of $335,470.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                          SPECIAL
                                                                          ADVISORY
                                                                           MEMBER          MEMBERS         TOTAL
                                                                        ------------   -------------   -------------
MEMBERS' CAPITAL, DECEMBER 31, 2007                                     $         --   $ 690,957,426   $ 690,957,426
                                                                        ============   =============   =============

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                  $         --   $ (10,257,483)  $ (10,257,483)
   Net realized loss on investment activities, foreign currency
     transactions and swap contracts                                              --      (7,854,136)     (7,854,136)
   Net change in unrealized gain/(loss) on investment activities,
     foreign currency transactions and swap contracts                             --    (108,428,426)   (108,428,426)
   Incentive allocation                                                      105,712        (105,712)             --
                                                                        ------------   -------------   -------------
   NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL  RESULTING FROM
     OPERATIONS                                                              105,712    (126,645,757)   (126,540,045)
                                                                        ------------   -------------   -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                          --     104,351,250     104,351,250
   Capital withdrawals                                                      (105,712)    (67,567,415)    (67,673,127)
                                                                        ------------   -------------   -------------
   NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL RESULTING FROM CAPITAL
     TRANSACTIONS                                                           (105,712)     36,783,835      36,678,123
                                                                        ------------   -------------   -------------
MEMBERS' CAPITAL, DECEMBER 31, 2008                                     $         --   $ 601,095,504   $ 601,095,504
                                                                        ============   =============   =============

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                  $         --   $ (15,379,828)  $ (15,379,828)
   Net realized gain on investment activities, foreign currency
     transactions and swap contracts                                              --      30,565,615      30,565,615
   Net change in unrealized gain/(loss) on investment activities,
     foreign currency transactions and swap contracts                             --     196,709,412     196,709,412
   Incentive allocation                                                   18,992,270     (18,992,270)             --
                                                                        ------------   -------------   -------------
   NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS             18,992,270     192,902,929     211,895,199
                                                                        ------------   -------------   -------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                          --     170,277,383     170,277,383
   Capital withdrawals                                                   (18,992,270)    (72,859,754)    (91,852,024)
                                                                        ------------   -------------   -------------
   NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL RESULTING FROM CAPITAL
     TRANSACTIONS                                                        (18,992,270)     97,417,629      78,425,359
                                                                        ------------   -------------   -------------
MEMBERS' CAPITAL, DECEMBER 31, 2009                                     $         --   $ 891,416,062   $ 891,416,062
                                                                        ============   =============   =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2009
--------------------------------------------------------------------------------

   1. ORGANIZATION

      Advantage Advisers Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting generally of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

      Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member of the Adviser, and Alkeon Capital Management L.L.C. ("Alkeon") is a non-managing member of the Adviser. Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company's portfolio manager, manage the Company's portfolio on behalf of the Adviser under the supervision of OAM. Oppenheimer has a minority profit participation interest in Alkeon.

      The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

      Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

   2. SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      In June 2009, the Financial Accounting Standards Board ("FASB") issued The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Principles. The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the SEC and its staff. It is effective for financial statements issued for interim and fiscal years ending on or after September 15, 2009. The Company adopted the standard effective December 31, 2009. The adoption did not have a material effect on the Company's financial statements.

      The following is a summary of the Company's accounting policies:

      a. REVENUE RECOGNITION

      Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

      b. PORTFOLIO VALUATION

      The Company's securities are valued at fair value in accordance with policies adopted by the Board of Managers, which are summarized below.

      (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

            (1) at their last composite sale price as reported on the exchanges where those securities are traded; or

            (2) if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid price for securities held long, or their composite asked price for securities sold, not yet purchased, as reported by those exchanges.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

   2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      b. PORTFOLIO VALUATION (CONTINUED)

      (ii)  Securities traded on NASDAQ shall be valued:

            (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

            (2) if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

            (3)   if no sale is shown on NASDAQ at the bid price; or

            (4) if no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

      Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or asked price (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options are valued at their bid price (or asked price in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid price (or asked price in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

      Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Securities associated with swaps are valued in accordance with the procedures described above, net of any contractual terms with the counterparty.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

   2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      b. PORTFOLIO VALUATION (CONTINUED)

      Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

      All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers.

      The determination of fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

      The fair value of the Company's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

      During the year ended, December 31, 2009, the Company followed authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

   2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      b. PORTFOLIO VALUATION (CONTINUED)

      Various inputs are used in determining the value of the Company's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

      Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

      Level 3 -- significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

      Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

      The following is a summary of the inputs used, as of December 31, 2009, in valuing the Company's investments at fair value.

                                                   SECURITIES SOLD,      OTHER
                                    INVESTMENTS         NOT YET        FINANCIAL
      VALUATION INPUTS             IN SECURITIES       PURCHASED      INSTRUMENTS
      --------------------------   -------------   ----------------   -----------
      Level 1--Quoted Prices
         Common Stock              $ 975,168,391   $   (400,073,007)  $        --
         Purchased Options             8,188,000                 --            --

      Level 2--Other Significant
      Observable Inputs
         Total Return Swaps                   --                 --      (120,954)

      Level 3--Other Significant
      Unobservable Inputs                     --                 --            --
                                   -------------   ----------------   -----------
      Total                        $ 983,356,391   $   (400,073,007)  $  (120,954)
                                   =============   ================   ===========

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

   2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      c. CASH AND CASH EQUIVALENTS

      The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted Cash represents funds held by the Custodian for securities held as collateral. At December 31, 2009, $129,474,944 in cash equivalents was held at PNC Bank in a money market account, as well as, foreign currency with a U.S. Dollar value of $2,837,363 was held at PFPC Trust Company.

      d. INCOME TAXES

      The Company has reclassified $15,379,828 and $30,565,615 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2009. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

      In accordance with authoritative guidance, Management has analyzed the Company's tax position for all open tax years (tax years ended December 31, 2006-2009), and has concluded that a liability of $3,142,315 capital gain country tax is required in the Company's financial statements. The Company recognizes interest and penalties, if any, related to country tax expense within the Statement of Operations. During the period, the Company did not record any interest or penalties.

      Each Member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss.

   3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

      Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

      During the year ended December 31, 2009, Oppenheimer earned $88,229 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $1,673,840 as brokerage commissions from portfolio transactions executed on behalf of the Company.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

   3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2009, an Incentive Allocation of $18,992,270 was credited to the Special Advisory Member's capital account and was included in withdrawals payable at December 31, 2009, in the Statement of Assets, Liabilities and Members' Capital.

      Each member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. The lead independent Manager receives an additional fee of $2,500. Managers who are "interested persons" do not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

      PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

      PNC Global Investment Servicing Inc. ("PNC") serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays PNC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

      Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the year ended December 31, 2009, such sales commissions earned by Oppenheimer amounted to $493,023.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

   4. INDEMNIFICATIONS

      The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

   5. SECURITIES TRANSACTIONS

      Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2009, amounted to $2,150,838,257 and $2,159,378,959, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the year ended December 31, 2009, amounted to $1,330,229,870 and $1,237,601,821, respectively.

      At December 31, 2009, the aggregate cost for Federal income tax purposes of portfolio investments, securities sold, not yet purchased, and purchased options was $822,081,478, $380,009,544 and $8,200,049, respectively.

      For Federal income tax purposes, at December 31, 2009, accumulated net unrealized gain on portfolio investments, securities sold, not yet purchased, and purchased options was $133,011,400, consisting of $184,011,861 gross unrealized gain and $51,000,461 gross unrealized loss.

      Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of December 31, 2009, and is used as collateral for securities sold, not yet purchased.

   6. SHORT-TERM BORROWINGS

      The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2009, the average daily amount of such borrowings was $7,505,392 and the daily weighted average annualized interest rate was 1.07%. The Company had borrowings outstanding at December 31, 2009, totaling $2,694,788 recorded as due to broker on the Statement of Assets, Liabilities and Members' Capital.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

   7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

      In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

      The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

      Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

      A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or "notional" amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company's investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company's valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members' Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

      Most swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

   7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

      The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the other party to a swap defaults, the Company's risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members' Capital.

      The unrealized appreciation/depreciation, rather than the notional amount, represents the approximate future cash to be received or paid, respectively.

      The Company may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets.

      The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. The volume of activity of purchased options and swap contracts that are presented in the Schedule of Investments and Schedule of Swap Contracts, respectively, are consistent with the derivative activity during the year ended December 31, 2009.

      When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During for the year ended December 31, 2009, the Company had no transactions in written options.

      The Company adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities. The adoption requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with the adop-

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

   7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

      tion and are incorporated for the current period as part of the disclosures within this Note. The realized gain/(loss) on purchased options and swap contracts is reflected on the Statement of Operations within these financial statements. The net change in unrealized gain/(loss) on purchased options of $(375,589) is included in the net change in unrealized gain/(loss) from investments activities and foreign currency transactions on the Statement of Operations within these financial statements. The net change in unrealized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements. The adoption of the additional disclosure requirements did not materially impact the Company's financial statements. Option contracts serve as components of the Company's investment strategies and are utilized to structure investments to enhance the performance of the Company.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                   YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      2009            2008            2007            2006            2005
                                  ------------    ------------    ------------    ------------    ------------
Net assets, end of period (000s)  $    891,416    $    601,096    $    690,957    $    394,226    $    360,816
Ratio of net investment loss to
   average net assets**                  (2.03%)         (1.49%)         (0.82%)         (0.58%)         (0.91%)
Ratio of expenses to average
   net assets**                           3.09%           3.64%           2.46%           2.54%           2.33%
Ratio of incentive allocation
   to average net assets                  2.51%           0.02%          11.06%           4.00%           0.89%
Portfolio turnover                         293%            382%            360%            546%            365%
Total return - gross*                    31.80%         (17.02%)         73.96%          22.26%          11.47%
Total return - net*                      25.44%         (17.02%)         59.17%          17.81%           9.18%
Average debt ratio                        1.01%           0.93%           0.70%            N/A             N/A

      * Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

      ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

      N/A   Not applicable

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2009 (CONCLUDED)
--------------------------------------------------------------------------------

   9. SUBSEQUENT EVENTS

      Management has evaluated the impact of all subsequent events on the Company through February 23, 2010, the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company's financial statements through this date except as disclosed below.

      The Company received initial and additional contributions from Members of $38,220,779.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I. PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2006 through June 30, 2009 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II. PORTFOLIO HOLDINGS

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Managers is set forth below. The Statement of Additional Information (SAI) includes additional information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

INDEPENDENT MANAGERS

                                                                                                                        NUMBER OF
                                                                                                                      PORTFOLIOS IN
                                    TERM OF OFFICE                                                                     FUND COMPLEX
NAME, AGE, ADDRESS(1) AND            AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               OVERSEEN BY
POSITION(S) WITH THE COMPANY         TIME SERVED                 OTHER DIRECTORSHIPS HELD BY MANAGERS                    MANAGERS
-------------------------------   ------------------   -----------------------------------------------------------   ---------------
Luis Rubio, 54                        Indefinite;      President of Centro de Investigacion Para el Desarrollo,            3
Manager                                  Since         A.C. (Center of Research Development) (2000 to present) and
                                       May 2003        Director of same 1984 - 2000); Adjunct Fellow of the Center for Strategic and International Studies; Director of The
                                                       Asia Tigers Fund, Inc. and The India Fund, Inc.; Manager of
                                                       Advantage Advisers Augusta Fund, L.L.C. and Advantage
                                                       Advisers Whistler Fund, L.L.C., which are affiliates;
                                                       Director of Empresa Ica SA de CV, a Mexican construction
                                                       company (since 2006).

Janet L. Schinderman, 58              Indefinite;      Education consultant specializing in international                   3
Manager                                 Since          relations, board management and initiating special
                                       May 2003        projects; Associate Dean for Special Projects and Secretary to the Board of Overseers at Columbia Business School from
                                                       1990 until June 2006; Manager of Advantage Advisers Augusta
                                                       Fund, L.L.C. and Advantage Advisers Whistler Fund, L.L.C.
                                                       which are affiliates; Independent director for two
                                                       registered investment companies advised by The Central Park
                                                       Group.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------
INDEPENDENT MANAGERS (CONTINUED)

                                                                                                                        NUMBER OF
                                                                                                                      PORTFOLIOS IN
                                    TERM OF OFFICE                                                                     FUND COMPLEX
NAME, AGE, ADDRESS(1) AND            AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               OVERSEEN BY
POSITION(S) WITH THE COMPANY         TIME SERVED                 OTHER DIRECTORSHIPS HELD BY MANAGERS                    MANAGERS
-------------------------------   ------------------   -----------------------------------------------------------   ---------------
Lawrence Becker, 54                   Indefinite;      Private investor in real estate investment management                3
Manager                                  Since         concerns. From February 2000 through June 2003, he was
                                     October 2003      V.P.--Controller/Treasurer for National Financial
                                                       Partners, which specializes in financial services
                                                       distribution. Prior to that, Mr. Becker was a Managing
                                                       Director--Controller/Treasurer of Oppenheimer Capital and
                                                       its Quest for Value Funds. (Oppenheimer Capital is not
                                                       affiliated with Oppenheimer Asset Management Inc.). Mr.
                                                       Becker is a licensed CPA. He serves as the Director of the
                                                       Asia Tigers Fund, Inc. and The India Fund Inc.; Manager of
                                                       Advantage Advisers Augusta Fund, L.L.C. and Advantage
                                                       Advisers Whistler Fund, L.L.C., which are affiliates.

Jesse H. Ausubel, 58                  Indefinite;      Director, Program for the Human Environment and Senior               3
Manager                                 Since          Research Associate, The Rockefeller University (1993 to
                                       May 1999        present); Director, Richard Lounshery Foundation (1998 to
                                                       present); Program Director, Alfred P. Sloan Foundation
                                                       (1994 to present); Adjunct Scientist, Woods Hole
                                                       Oceanographic Institution (1990 to present). Mr. Ausubel is a Manager of Advantage Advisers Augusta Fund, L.L.C. and
                                                       Advantage Advisers Whistler Fund, L.L.C., which are
                                                       affiliates.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------
INDEPENDENT MANAGERS (CONTINUED)

                                                                                                                        NUMBER OF
                                                                                                                      PORTFOLIOS IN
                                    TERM OF OFFICE                                                                     FUND COMPLEX
NAME, AGE, ADDRESS(1) AND            AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               OVERSEEN BY
POSITION(S) WITH THE COMPANY         TIME SERVED                 OTHER DIRECTORSHIPS HELD BY MANAGERS                    MANAGERS
-------------------------------   ------------------   -----------------------------------------------------------   ---------------
James E. Buck, 73                 Indefinite; since    Retired in 2002 as Senior Vice President and Corporate               3
Manager                               April 2003       Secretary of the New York Stock Exchange, Inc. (the
                                                       "Exchange") and the subsidiaries of the Exchange, including the NYSE Foundation. Mr. Buck is a Manager of Advantage
                                                       Advisers Augusta Fund, L.L.C. and Advantage Advisers
                                                       Whistler Fund, L.L.C., which are affiliates.

INTERESTED MANAGER

Bryan McKigney,* 51                  Indefinite;       Mr. McKigney is a Senior Managing Director and the Chief             3
President, CEO, and Manager         Manager since      Administrative Officer of Oppenheimer Asset Management Inc.
                                  December 1, 2004;    He has been in the financial services industry since 1981
                                    President and      and has held various management positions at Canadian
                                      CEO since        Imperial Bank of Commerce (1993 - 2003) and Chase Manhattan
                                  September 23, 2004   Bank N.A. (1981 - 1993). He serves as Manager of Advantage
                                                       Advisers Augusta Fund, L.L.C. and Advantage Advisers
                                                       Whistler Fund, L.L.C., which are affiliates.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------
COMPANY OFFICERS

      In accordance with the Limited Liability Company Agreement, the Board has selected the following persons to serve as officers of the Company:

                                    TERM OF OFFICE
NAME, AGE, ADDRESS(1) AND            AND LENGTH OF                         PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY(2)       TIME SERVED                            DURING PAST 5 YEARS
-------------------------------   -----------------    -----------------------------------------------------------
Vineet Bhalla, 49                     One year;        Mr. Bhalla has been a Senior Vice President at Oppenheimer
Chief Financial Officer                Since           Asset Management since May 2005. From July 2002 to May
                                    July 27, 2005.     2005, he was an Assistant Vice President at Zurich Capital
                                                       Markets Inc., a Director of the Client Service Group at
                                                       GlobeOp Financial Services, and a Senior Consultant at
                                                       Capital Markets Company. Prior to that, he was a Vice
                                                       President at Blackrock Financial Management since June
                                                       1999. Mr. Bhalla is a Certified Public Accountant. He
                                                       graduated with an MBA from Saint Mary's University,
                                                       Halifax, Canada in 1986.

Stephen C. Beach, 56                 One year;         Since February 2005, Mr. Beach has been the Chief
Chief Compliance Officer               Since           Compliance Officer for Oppenheimer Asset Management. Prior
                                   March 18, 2005.     to that, he had his own law firm with a focus on mutual
                                                       funds, investment advisers and general securities law,
                                                       beginning in 2001. Mr. Beach obtained an L.L.M. in Taxation at Temple University School of Law during the period 1999 -
                                                       2001.

Deborah Kaback, 58                   One year;         Ms. Kaback has been a Senior Vice President at Oppenheimer
Chief Legal Officer and                Since           Asset Management since June 2003. She was Executive
Vice President                      July 23, 2003      Director of CIBC World Markets Corp. from July 2001 through
                                                       June 2003. Prior to that, she was Vice-President and Senior
                                                       Counsel of Oppenheimer Funds, Inc. from November 1999
                                                       through July 2001. Prior to that, she was Senior Vice
                                                       President and Deputy General Counsel at Oppenheimer Capital
                                                       from April 1989 through November 1999.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
COMPANY OFFICERS (CONCLUDED)

                                    TERM OF OFFICE
NAME, AGE, ADDRESS(1) AND            AND LENGTH OF                        PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY(2)       TIME SERVED                          DURING PAST 5 YEARS
-------------------------------   -------------------   ----------------------------------------------------------
Bryan McKigney, 51                 One year term for    Mr. McKigney is a Senior Managing Director and the Chief
President, CEO, and Manager          President and      Administrative Officer of Oppenheimer Asset Management
                                      CEO; since        Inc. He has been in the financial services industry since
                                  September 23, 2004.   1981 and has held various management positions at Canadian
                                  Indefinite term for   Imperial Bank of Commerce (1993 - 2003) and Chase
                                     Manager; since     Manhattan Bank N.A. (1981 - 1993). He serves as Manager of
                                   December 1, 2004;    Advantage Advisers Augusta Fund, L.L.C. and Advantage
                                                        Advisers Whistler Fund, L.L.C., which are affiliates.

* "Interested Person" of the Company as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.

(1) The address of each independent manager and officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.

(2)   Officers are not compensated by the Company.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is "independent." Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 30, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $164,100 for 2009 and $160,900 for 2008.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2009 and $4,500 for 2008.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2009 and $0 for 2008.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non-audit services that the registrant's independent auditors provide to the registrant and (ii) all non-audit services that the registrant's independent auditors provide to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  100%

                           (c)  Not Applicable

                           (d)  Not Applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $160,180 for 2009 and $374,796 for 2008.

     (h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                         ALKEON CAPITAL MANAGEMENT, LLC

                      PROXY VOTING POLICIES AND PROCEDURES

                               As of June 30, 2003

I. POLICY

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Alkeon Capital Management, LLC ("Alkeon") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II. PROXY VOTING PROCEDURES

     Alkeon has entered into an agreement with RiskMetrics Group, Inc, an independent third party, for RiskMetrics Group, Inc to provide Alkeon with its research on proxies and to facilitate the electronic voting of proxies. Alkeon has adopted RiskMetrics Group, Inc's proxy voting policies in order to ensure that it votes proxies in the best interests of its clients. Alkeon has instructed RiskMetrics Group, Inc to vote all proxies in accordance with this policy, unless instructed by Alkeon to vote otherwise.

     Alkeon generally votes in favor of routine corporate housekeeping proposals, such as proposals to ratify auditors and reasonably crafted shareholder proposals calling for directors to be elected with an affirmative majority of votes. For all other proposals, Alkeon will vote in accordance with the proxy voting guidelines adopted by RiskMetrics Group, Inc.

     Clients may obtain a copy of the Proxy Procedures and information about how Alkeon voted a client's proxies by contacting Greg Jakubowsky via e-mail at gjakubowsky@alkeoncapital.com or by telephone at (212) 389-8710.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

        Panayotis Sparaggis has served as the Portfolio Manager of the Fund since its inception. Mr. Sparaggis is the Chief Investment Officer and a controlling person of Alkeon Capital Management, LLC ("Alkeon"), which he founded in December 2001. From May 1995 until the founding of Alkeon , Mr. Sparaggis was employed by CIBC World Markets Corp or its predecessors.

(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

        OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER

        The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Sparaggis managed as of December 31, 2009:

           ------------------------------------------------------------------------------------------------------------------
                                                                                               No. of         Total Assets
                                                                                           Accounts where      in Accounts
            Name of Portfolio                               Total                           Advisory Fee     where Advisory
               Manager or                             No. of Accounts                       is Based on       Fee is Based
               Team Member        Type of Accounts         Managed         Total Assets      Performance     on Performance
               -----------               ---------         -------              -------      -----------     --------------
           ------------------------------------------------------------------------------------------------------------------
           Panayotis Sparaggis     Registered              ___0___          $___0____          ___0___          $___0____
                                   Investment
                                   Companies:
           ------------------------------------------------------------------------------------------------------------------
           Panayotis Sparaggis     Other Pooled            ___13__          $779,762,668       ___13__          $779,762,668
                                   Investment
                                   Vehicles:
           ------------------------------------------------------------------------------------------------------------------
           Panayotis Sparaggis     Other Accounts:         ___0___          $___0____          ___0___          $___0____
           ------------------------------------------------------------------------------------------------------------------

        POTENTIAL CONFLICTS OF INTERESTS

        Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day responsibilities with respect to one or more accounts. These potential conflicts include:

o Allocation of Limited Time and Attention. Because the Portfolio Manager manages other accounts, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the Portfolio Manager were to devote substantially more attention to the management of fewer accounts.

o Allocation of Investment Opportunities. If the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

o Pursuit of Differing Strategies. At times, the Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

o Performance Fees. The Portfolio Manager manages other accounts that are subject to a performance allocation or performance fee which in some cases may be greater than the fee payable by the Fund. This could create a conflict because the Portfolio Manager may benefit if a more attractive investment is allocated to an account that bears a greater performance allocation or fee.

(A)(3)  COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
        MEMBERS

        Mr. Sparaggis' compensation consists of periodic advances and the income from the profits of Alkeon Capital Management, LLC derived by him as its sole principal. The level of Alkeon

        Capital Management's profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(A)(4)  DISCLOSURE OF SECURITIES OWNERSHIP

        The table below sets forth beneficial ownership of shares of the registrant by the Portfolio Manager as of December 31, 2009.

                                                           Dollar ($) Range
                         Name of Portfolio Manager          of Fund Shares
                                   or                        Beneficially
                                Team Member                     Owned
                                -----------                     -----

                           Panayotis Sparaggis                   NONE


(B)     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
         Section  302 of the  Sarbanes-Oxley  Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Advantage Advisers Xanthus Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan Mckigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date                       March 5, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan Mckigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date                       March 5, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date                       March 5, 2010
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.